Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 $ / shares
Short-term borrowings	¥ 9,063	$ 1,249	¥ 15,213
Accounts payable	19,558	2,695	24,279
Salary and welfare payable	1,908	263	2,972
Accrued liabilities and other current liabilities	11,856	1,634	16,667
Contract liabilities	1,768	244	1,579
Operating lease liabilities, current	1,714	236	5,613
Derivative liabilities	5	1	5,721
Deferred tax liabilities	2,433	335	3,234
Operating lease liabilities, non-current	851	117	3,115
Other debts, non-current	38,635	$ 5,324	43,941
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	63		10,213
Accounts payable	421		2,279
Salary and welfare payable	57		440
Accrued liabilities and other current liabilities	3,563		6,759
Contract liabilities	1,768		1,579
Operating lease liabilities, current	1,284		5,254
Derivative liabilities
Deferred tax liabilities
Operating lease liabilities, non-current	538		2,209
Other debts, non-current	¥ 200		¥ 11,500
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.16
Ordinary shares, shares authorized (in Shares) | shares	93,750,000	93,750,000	93,750,000
Ordinary shares, shares issued (in Shares) | shares	2,798,074	2,798,074	923,074
Ordinary shares, shares outstanding (in Shares) | shares	2,798,074	2,798,074	923,074
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.16
Ordinary shares, shares authorized (in Shares) | shares	12,500,000	12,500,000	12,500,000
Ordinary shares, shares issued (in Shares) | shares	81,486	81,486	81,486
Ordinary shares, shares outstanding (in Shares) | shares	81,486	81,486	81,486